Property, Plant and Equipment and Right of-Use Assets (Details)	1 Months Ended			12 Months Ended
	Sep. 30, 2024 USD ($) ft²	Jul. 31, 2024 USD ($) ft²	May 31, 2024 USD ($) ft²	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Property Plant and Equipment and Right of-Use Assets [Line Items]
Option exercise period				1 year
Additional right of use assets			$ 131,000	$ 4,700,000
Area of land (in Square Feet) | ft²			2,000
Laboratory Equipment [Member]
Property Plant and Equipment and Right of-Use Assets [Line Items]
Acquired amount				600,000	$ 1,300,000
Leasehold Improvements [Member]
Property Plant and Equipment and Right of-Use Assets [Line Items]
Acquired amount				400,000	$ 700,000
Irvine [Member]
Property Plant and Equipment and Right of-Use Assets [Line Items]
Additional right of use assets	$ 357,000
Area of land (in Square Feet) | ft²	10,000
Nijmegen [Member]
Property Plant and Equipment and Right of-Use Assets [Line Items]
Additional right of use assets		$ 299,000
Area of land (in Square Feet) | ft²		3,500
Disposal of the existing right of use asset		$ 1,000,000
New Lease Agreements and Lease Reassessments [Member]
Property Plant and Equipment and Right of-Use Assets [Line Items]
Additional right of use assets				$ 6,200,000